Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operations
Net income (loss)	$ (2,860,615)	$ (714,467)	$ (2,937,062)	$ 23,600
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	169,257	35,542	84,166	56,930
Stock compensation	1,027,523	360,640	787,990	262,251
Waiver of related party expenses	0	11,220	22,440	22,440
Provision for bad debts	25,000	622	0	0
Deferred income taxes	0	(424,100)	0	16,400
Changes in operating assets:
Accounts receivable	(105,599)	(2,010)	(10,891)	(5,760)
Inventory	(163,682)	(610,832)	(864,435)	(1,546,426)
Prepaid and other current assets	0	30,000	27,500	(30,000)
Accounts payable	212,088	24,519	(86,966)	283,638
Accrued expenses	37,526	64,511	93,516	(45,900)
Deferred revenue and customer deposits	(46,666)	(96,666)	(243,332)	3,334
Total adjustments to net income	1,155,447	(606,554)	(190,012)	(983,093)
Net cash (used in) operating activities	(1,705,168)	(1,321,021)	(3,127,074)	(959,493)
Cash Flows from Investing Activities
Acquisition of equipment	(1,248,502)	(64,459)	(573,717)	(36,955)
Net cash flows (used in) investing activities	(1,248,502)	(64,459)	(573,717)	(36,955)
Cash Flows from Financing Activities
Advance from affiliate/Repayments to stockholder	(210,500,000)	0	(10,000,000)	0
Advances from related party	0	(11,201)	(33,292)	42,605
Proceeds from note payable to related party	0	0	0	22,000
Repayments on notes payable from related party	(9,724)	0	0	(158,000)
Proceeds from issuance of common stock	3,767,195	500,000	4,256,000	2,000,000
Net cash flows provided by (used in) financing activities	3,546,971	488,799	4,212,708	1,906,605
Net increase (decrease) in cash	593,301	(896,681)	511,917	910,157
Cash balance, beginning	1,429,412	917,495	917,495	7,338
Cash balance, ending	2,022,713	20,814	1,429,412	917,495
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-cash transactions:
Capitalized construction cost for units placed in service	0	0	1,762,250	0
Note issued in exchange for assets		0	210,500
Exchanged license for investment in Joint Ventures	$ 0	$ 0	$ 0	$ 490,410